Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 7,322,813,233	$ 4,718,751,562
Debt Securities at fair value through profit or loss	1,637,926,982	1,415,695,020
Derivative Financial Instruments	4,517,903	83,434,721
Repurchase Transactions	0	2,766,551,954
Other Financial Assets	1,885,172,397	421,079,578
Loans and Other Financing	15,621,023,971	7,283,530,406
Other Debt Securities	4,864,662,160	4,554,317,522
Total Assets	35,304,482,204	24,153,216,752
Liabilities
Derivative Financial Instruments	8,329,699	28,935,340
Other Financial Liabilities	3,868,112,993	3,010,456,587
Financing Received from the Argentine Central Bank and Other Financial Institutions	479,636,814	326,569,454
Debt Securities	1,096,011,970	219,201,761
Subordinated Debt Securities	288,917,745	486,118,312
Insurance Contracts Liabilities	723,224,667	249,901,470
Other Non-financial Liabilities	838,827,074	657,659,267
Total Liabilities	28,721,128,962	19,383,966,954
Income (Loss)
Net Income from interest	5,591,105,952	4,084,664,645	$ 1,122,890,129
Net fee Income	1,185,427,669	1,114,575,834	997,890,162
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	941,251,781	647,560,109	2,489,320,770
Other Operating Income (Expense)	530,271,688	902,574,796	543,263,644
Insurance Business Result	17,402,929	85,923,679	94,747,023
Other Operating Expenses	(1,367,977,988)	(1,337,134,892)	(936,946,928)
Operating Income	1,619,843,583	1,276,879,248	485,787,630
Total for all related parties
Assets
Cash and Due from Banks	167,971,875	77,844,058
Debt Securities at fair value through profit or loss	11,390,192	33,553,631
Derivative Financial Instruments	1,591,184	15,275,050
Repurchase Transactions	44,280,445	50,550,803
Other Financial Assets	8,319,528	23,340,781
Loans and Other Financing	107,793,940	155,752,818
Other Debt Securities	103,486,774	0
Other Non-financial Assets	(161)	19
Total Assets	444,833,777	356,317,160
Liabilities
Deposits	175,833,285	101,171,463
Liabilities at fair value through profit or loss	3,377,836	0
Derivative Financial Instruments	1,591,186	15,275,050
Repurchase Transactions	44,280,285	50,550,803
Other Financial Liabilities	1,377,845	17,964,385
Financing Received from the Argentine Central Bank and Other Financial Institutions	102,920,095	136,128,556
Debt Securities	11,390,192	28,413,073
Subordinated Debt Securities	103,486,774	5,140,558
Insurance Contracts Liabilities	49,430	9,745
Other Non-financial Liabilities	526,849	1,663,527
Total Liabilities	444,833,777	356,317,160
Income (Loss)
Net Income from interest	(25,469,218)	6,446,759	15,453,252
Net fee Income	9,121,838	23,811,603	21,898,842
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	5,373,474	(11,590,083)	(16,625,615)
Other Operating Income (Expense)	18,335,428	17,724,980	18,982,586
Insurance Business Result	(16,162,243)	(35,696,101)	(36,494,077)
Administrative Expenses	(1,150,304)	(1,951,371)	(3,899,648)
Other Operating Expenses	(51,311)	(3,977)	(119,949)
Operating Income	$ (10,002,336)	$ (1,258,190)	$ (804,609)